SHARE-BASED COMPENSATION - Compensation expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 2,274	$ 31,930
Research and development expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	950	16,241
Selling and marketing expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	176	1,247
General and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 1,148	$ 14,442